First Quarter Report
November 30, 2022 (Unaudited)
Columbia Strategic Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	10.949%	15,000,000	12,801,075
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/23/2034	9.283%	13,320,000	11,011,577
Series 2021-6A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/21/2034	10.778%	11,450,000	9,450,246
Series 2021-7A Class E
3-month USD LIBOR + 6.750% Floor 6.750% 01/22/2035	11.075%	15,350,000	12,845,571
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month USD LIBOR + 6.500% Floor 6.500% 01/15/2035	10.579%	13,050,000	11,404,943
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	10.329%	8,350,000	7,310,667
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-3A Class ERR
3-month USD LIBOR + 7.000% Floor 7.000% 07/20/2034	11.243%	11,400,000	9,278,152
LendingPoint Asset Securitization Trust(a),(c),(d)
Subordinated Series 2021-1 Class B
04/15/2027	2.853%	2,806,714	2,797,943
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	16,000,000	15,110,245
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	7.579%	10,900,000	9,986,046
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 07/20/2034	9.210%	9,700,000	8,599,234
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 10/20/2034	10.943%	12,750,000	11,499,365
PAGAYA AI Debt Trust(a)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	13,934,962	13,536,882
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	962,476	962,476
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	4,557,142	4,318,065
Voya CLO Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2034	8.862%	6,900,000	5,981,479
Total Asset-Backed Securities — Non-Agency (Cost $166,208,539)			146,893,966

Commercial Mortgage-Backed Securities - Non-Agency 4.1%

BFLD Trust(a),(b)
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	5.713%	3,485,000	3,327,135
Subordinated Series 2019-DPLO Class E
1-month USD LIBOR + 2.240% Floor 2.240% 10/15/2034	6.113%	11,510,000	10,876,950
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	6.276%	8,700,000	8,036,671
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	5.676%	13,700,000	13,098,410
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 01/15/2034	6.125%	7,000,000	6,481,996
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	7,208,000	5,604,639
2	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(e)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%	6,000,000	4,791,730
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	6.596%	8,490,000	7,788,659
Subordinated Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	7.292%	16,035,000	14,536,997
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.492% 11/15/2037	7.368%	6,536,887	6,209,909
COMM Mortgage Trust(a),(e)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	4,000,000	3,443,570
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	4,965,624
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	19,910,000	10,429,728
CSMC Trust(a),(e)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	15,300,000	11,156,979
Hilton USA Trust(a),(e)
Series 2016-HHV Class F
11/05/2038	4.333%	28,590,000	24,206,610
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	10,718,083
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.283%	15,500,000	13,286,053
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	17,000,000	15,296,945
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	12,000,000	11,602,025
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	5.375%	10,941,000	10,453,139
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.775% Floor 1.650% 12/15/2034	5.651%	9,790,000	8,940,138
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $226,699,954)			205,251,990

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
iHeartMedia, Inc., Class A(f)	11,995	96,440
Total Communication Services		96,440
Consumer Discretionary 0.0%
Multiline Retail 0.0%
Belk, Inc.(d),(f)	50	462
Total Consumer Discretionary		462
Energy 0.0%
Energy Equipment & Services 0.0%
Covia Holdings Corp.(f)	74,466	1,028,562
McDermott International Ltd.(f)	47,856	25,268
Total		1,053,830
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(d),(f)	14,302	215
Southcross Energy Partners LLC(d),(f)	14,393	108
Southcross Energy Partners LLC, Class A(d),(f)	272,263	14,974
Total		15,297
Total Energy		1,069,127
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(f)	23,468	190,677
Total Industrials		190,677
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(d),(f)	13,308	3,394
Total Information Technology		3,394
Total Common Stocks (Cost $1,389,099)		1,360,100

Columbia Strategic Income Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	9,468,000	6,130,530
Total Convertible Bonds (Cost $8,962,594)			6,130,530

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(d)	7.000%	14,204	14,204
Total Information Technology			14,204
Total Convertible Preferred Stocks (Cost $307,751)			14,204

Corporate Bonds & Notes(g) 42.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.3%
BAE Systems PLC(a)
02/15/2031	1.900%	12,470,000	9,809,534
Boeing Co. (The)
03/01/2029	3.200%	9,390,000	8,285,227
08/01/2059	3.950%	18,928,000	13,115,058
05/01/2060	5.930%	7,549,000	6,982,745
Bombardier, Inc.(a)
04/15/2027	7.875%	2,816,000	2,771,158
Howmet Aerospace, Inc.
01/15/2029	3.000%	5,006,000	4,229,142
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	1,135,000	1,194,456
TransDigm, Inc.(a)
12/15/2025	8.000%	2,772,000	2,829,426
03/15/2026	6.250%	8,643,000	8,592,647
TransDigm, Inc.
06/15/2026	6.375%	1,566,000	1,537,404
11/15/2027	5.500%	4,776,000	4,501,244
01/15/2029	4.625%	2,458,000	2,162,418
Total			66,010,459
Airlines 0.4%
Air Canada(a)
08/15/2026	3.875%	2,022,000	1,850,078
American Airlines, Inc.(a)
07/15/2025	11.750%	2,307,000	2,563,027
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	7,804,098	7,585,147
04/20/2029	5.750%	230,425	215,170
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	4,536,720	4,298,951
Spirit Loyalty Cayman Ltd.(a)
09/20/2025	8.000%	2,435,000	2,462,948
United Airlines, Inc.(a)
04/15/2026	4.375%	1,693,000	1,574,801
Total			20,550,122
Automotive 0.7%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	195,000	183,431
Ford Motor Co.
02/12/2032	3.250%	3,984,000	3,157,494
01/15/2043	4.750%	5,753,000	4,267,500
Ford Motor Credit Co. LLC
09/08/2024	3.664%	3,700,000	3,545,070
06/16/2025	5.125%	4,449,000	4,307,267
11/13/2025	3.375%	1,036,000	956,463
08/17/2027	4.125%	4,839,000	4,407,376
11/04/2027	7.350%	1,788,000	1,856,293
02/16/2028	2.900%	1,231,000	1,035,384
11/13/2030	4.000%	498,000	421,372
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	4,437,000	3,837,114
IAA Spinco, Inc.(a)
06/15/2027	5.500%	1,497,000	1,471,067
IHO Verwaltungs GmbH(a),(h)
05/15/2029	6.375%	643,000	547,379
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,518,000	1,485,374
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	3,927,000	3,849,896
Total			35,328,480
Banking 7.8%
Bank of America Corp.(i)
10/22/2030	2.884%	41,540,000	35,383,322
10/24/2031	1.922%	47,155,000	36,547,863
10/20/2032	2.572%	19,830,000	15,792,515
02/04/2033	2.972%	35,980,000	29,483,235
Citigroup, Inc.(i)
06/03/2031	2.572%	5,572,000	4,571,974
01/25/2033	3.057%	33,061,000	27,197,788
Goldman Sachs Group, Inc. (The)(i)
07/21/2032	2.383%	42,449,000	33,575,531
10/21/2032	2.650%	9,206,000	7,388,065

4	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(i)
05/24/2032	2.804%	12,449,000	9,640,812
11/22/2032	2.871%	36,469,000	27,846,997
JPMorgan Chase & Co.(i)
10/15/2030	2.739%	3,322,000	2,821,236
11/19/2031	1.764%	195,000	150,250
04/22/2032	2.580%	48,337,000	39,268,268
11/08/2032	2.545%	53,175,000	42,613,627
Morgan Stanley(i)
07/21/2032	2.239%	7,279,000	5,676,995
Subordinated
09/16/2036	2.484%	2,990,000	2,218,326
04/20/2037	5.297%	15,235,000	14,180,755
Wells Fargo & Co.(i)
02/11/2031	2.572%	50,120,000	42,019,180
03/02/2033	3.350%	17,034,000	14,564,508
Total			390,941,247
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(a)
03/01/2028	6.250%	57,000	53,244
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	3,743,000	3,783,193
Hightower Holding LLC(a)
04/15/2029	6.750%	2,280,000	1,892,497
NFP Corp(a)
10/01/2030	7.500%	2,568,000	2,469,727
NFP Corp.(a)
08/15/2028	4.875%	2,419,000	2,107,734
08/15/2028	6.875%	8,366,000	7,077,053
Total			17,383,448
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	2,879,000	2,605,205
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,420,000	2,247,040
05/15/2029	4.125%	1,447,000	1,216,950
Cemex SAB de CV(a)
06/05/2027	7.375%	350,000	355,163
James Hardie International Finance DAC(a)
01/15/2028	5.000%	1,493,000	1,377,606
SRS Distribution, Inc.(a)
07/01/2028	4.625%	3,231,000	2,881,952
07/01/2029	6.125%	2,178,000	1,807,554
12/01/2029	6.000%	2,378,000	1,959,133
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,730,000	1,497,412
Total			15,948,015
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 2.4%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	3,596,000	3,380,417
02/01/2028	5.000%	2,860,000	2,624,308
06/01/2029	5.375%	1,545,000	1,401,800
03/01/2030	4.750%	1,653,000	1,423,619
08/15/2030	4.500%	4,927,000	4,150,888
02/01/2031	4.250%	866,000	707,169
02/01/2032	4.750%	2,722,000	2,274,892
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	9,589,000	7,917,762
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,290,000	3,542,226
06/30/2062	3.950%	6,305,000	3,964,046
04/01/2063	5.500%	24,569,000	19,840,610
CSC Holdings LLC
06/01/2024	5.250%	710,000	685,986
CSC Holdings LLC(a)
01/15/2030	5.750%	2,654,000	1,807,705
12/01/2030	4.125%	3,068,000	2,348,254
12/01/2030	4.625%	2,412,000	1,526,340
02/15/2031	3.375%	7,934,000	5,719,878
11/15/2031	5.000%	1,621,000	1,039,179
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	2,147,000	1,969,631
DISH DBS Corp.(a)
12/01/2028	5.750%	2,502,000	2,038,828
DISH DBS Corp.
06/01/2029	5.125%	9,845,000	6,475,352
DISH Network Corp.(a)
11/15/2027	11.750%	1,969,000	2,023,685
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	3,415,000	2,798,599
09/15/2028	6.500%	5,130,000	2,823,879
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	2,513,000	2,273,110
08/01/2027	5.000%	574,000	536,424
07/15/2028	4.000%	500,000	441,853
07/01/2029	5.500%	1,278,000	1,191,420
07/01/2030	4.125%	2,187,000	1,845,432
Videotron Ltd.(a)
06/15/2029	3.625%	18,114,000	15,412,970
Virgin Media Finance PLC(a)
07/15/2030	5.000%	4,644,000	3,801,353
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,577,000	2,351,950
VZ Secured Financing BV(a)
01/15/2032	5.000%	5,066,000	4,189,419

Columbia Strategic Income Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,818,000	1,475,126
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	1,956,000	1,796,135
Ziggo BV(a)
01/15/2030	4.875%	5,065,000	4,304,585
Total			122,104,830
Chemicals 0.9%
Avient Corp.(a)
08/01/2030	7.125%	2,176,000	2,134,769
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	1,492,000	1,222,023
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,456,000	1,334,075
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	500,000	453,418
01/31/2030	4.500%	9,000,000	7,696,137
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	2,823,000	2,654,532
Element Solutions, Inc.(a)
09/01/2028	3.875%	4,241,000	3,628,466
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,055,433
Herens Holdco Sarl(a)
05/15/2028	4.750%	2,382,000	1,923,739
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	2,058,000	1,706,980
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	1,561,000	1,385,755
Ingevity Corp.(a)
11/01/2028	3.875%	2,159,000	1,840,934
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	1,917,000	1,880,519
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	1,047,000	889,706
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,434,729
SPCM SA(a)
03/15/2027	3.125%	1,001,000	858,641
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	1,512,000	1,249,087
WR Grace Holdings LLC(a)
06/15/2027	4.875%	4,613,000	4,132,918
08/15/2029	5.625%	5,715,000	4,709,669
Total			45,191,530
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	6,880,000	5,949,131
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,295,000	1,211,238
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	1,649,000	1,626,661
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	779,275
01/15/2032	3.750%	997,000	822,841
Total			10,389,146
Consumer Cyclical Services 0.5%
APX Group, Inc.(a)
07/15/2029	5.750%	685,000	583,582
Arches Buyer, Inc.(a)
06/01/2028	4.250%	3,340,000	2,747,417
12/01/2028	6.125%	2,464,000	1,988,039
ASGN, Inc.(a)
05/15/2028	4.625%	2,024,000	1,807,200
Staples, Inc.(a)
04/15/2026	7.500%	2,014,000	1,796,325
Uber Technologies, Inc.(a)
05/15/2025	7.500%	2,461,000	2,477,441
08/15/2029	4.500%	13,892,000	12,101,482
Total			23,501,486
Consumer Products 0.3%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	2,516,000	2,248,695
Mattel, Inc.(a)
12/15/2027	5.875%	1,314,000	1,284,140
Newell Brands, Inc.
09/15/2027	6.375%	879,000	864,589
09/15/2029	6.625%	1,242,000	1,225,406
04/01/2046	5.750%	6,740,000	5,239,656
Prestige Brands, Inc.(a)
01/15/2028	5.125%	934,000	885,550
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,475,000	1,131,411
Spectrum Brands, Inc.
07/15/2025	5.750%	1,006,000	993,714
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	1,495,000	1,280,212
07/15/2030	5.500%	183,000	157,033

6	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	1,884,000	1,464,506
Total			16,774,912
Diversified Manufacturing 1.1%
Carrier Global Corp.
02/15/2030	2.722%	16,226,000	13,850,094
Gates Global LLC/Co.(a)
01/15/2026	6.250%	2,554,000	2,462,929
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	14,038,000	13,241,025
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	6.623%	13,800,000	13,265,887
Madison IAQ LLC(a)
06/30/2028	4.125%	1,254,000	1,084,417
06/30/2029	5.875%	2,297,000	1,685,458
Resideo Funding, Inc.(a)
09/01/2029	4.000%	1,882,000	1,490,180
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	608,000	548,721
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,205,000	3,245,166
06/15/2028	7.250%	1,539,000	1,559,914
Total			52,433,791
Electric 2.1%
AEP Texas, Inc.
01/15/2050	3.450%	11,560,000	8,230,864
Calpine Corp.(a)
02/15/2028	4.500%	2,035,000	1,861,760
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	7,347,000	6,201,933
01/15/2032	3.750%	4,484,000	3,603,841
Duke Energy Corp.
09/01/2046	3.750%	7,780,000	5,862,376
Emera US Finance LP
06/15/2046	4.750%	15,730,000	12,564,836
Georgia Power Co.
03/15/2042	4.300%	8,185,000	7,128,105
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	3,086,000	2,574,829
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,319,000	2,251,484
09/15/2027	4.500%	6,630,000	6,239,008
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,026,339
06/15/2029	5.250%	2,109,000	1,944,384
02/15/2031	3.625%	6,846,000	5,512,720
02/15/2032	3.875%	14,895,000	12,122,805
Pacific Gas and Electric Co.
07/01/2050	4.950%	12,240,000	9,778,142
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,034,000	937,606
PG&E Corp.
07/01/2028	5.000%	1,845,000	1,684,097
Southern Co. (The)
07/01/2046	4.400%	9,510,000	8,055,064
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,141,000	1,064,539
01/15/2030	4.750%	3,263,000	2,944,378
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,291,000	1,248,535
07/31/2027	5.000%	1,280,000	1,198,797
05/01/2029	4.375%	1,871,000	1,673,563
Total			105,710,005
Environmental 0.3%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,809,000	1,733,218
08/01/2025	3.750%	2,533,000	2,389,521
12/15/2026	5.125%	1,425,000	1,371,671
08/01/2028	4.000%	2,000,000	1,717,358
09/01/2028	3.500%	2,070,000	1,840,564
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	5,139,000	4,743,745
Total			13,796,077
Finance Companies 0.7%
Navient Corp.
01/25/2023	5.500%	1,992,000	1,985,672
09/25/2023	7.250%	524,000	525,280
06/25/2025	6.750%	878,000	853,903
OneMain Finance Corp.
09/15/2030	4.000%	182,000	137,461
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	3,141,000	2,774,193
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	4,226,000	3,401,010
03/01/2031	3.875%	3,811,000	2,947,218
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	19,824,000	14,570,536

Columbia Strategic Income Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2023	5.625%	2,537,000	2,531,653
03/15/2024	6.125%	3,440,000	3,355,791
Total			33,082,717
Food and Beverage 2.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	13,775,000	12,905,819
Bacardi Ltd.(a)
05/15/2048	5.300%	20,083,000	17,915,671
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	2,845,000	2,775,237
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	10,218,000	9,365,656
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,166,000	2,125,183
Kraft Heinz Foods Co.
06/01/2046	4.375%	12,981,000	10,935,614
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	845,096
01/31/2030	4.125%	2,124,000	1,897,889
01/31/2032	4.375%	2,110,000	1,867,866
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	3,370,000	3,329,162
04/15/2031	4.250%	4,780,000	4,153,996
03/01/2032	3.500%	28,039,000	22,675,062
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,840,000	1,794,357
04/15/2030	4.625%	1,287,000	1,129,832
09/15/2031	4.500%	2,918,000	2,465,007
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,296,000	1,979,218
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	3,314,000	2,741,384
US Foods, Inc.(a)
04/15/2025	6.250%	177,000	177,365
02/15/2029	4.750%	967,000	871,875
06/01/2030	4.625%	1,757,000	1,540,104
Total			103,491,393
Gaming 0.8%
Boyd Gaming Corp.
12/01/2027	4.750%	1,260,000	1,175,016
Boyd Gaming Corp.(a)
06/15/2031	4.750%	2,548,000	2,235,703
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	5,516,000	4,640,858
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%		3,950,000	3,905,741
07/01/2025	6.250%		5,374,000	5,302,424
07/01/2027	8.125%		2,777,000	2,787,944
International Game Technology PLC(a)
02/15/2025	6.500%		559,000	562,430
04/15/2026	4.125%		1,446,000	1,360,832
MGM Resorts International
05/01/2025	6.750%		200,000	199,436
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		4,992,000	4,310,870
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		1,853,000	1,526,968
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		3,087,000	2,612,378
Scientific Games International, Inc.(a)
07/01/2025	8.625%		1,839,000	1,896,522
05/15/2028	7.000%		1,446,000	1,432,564
11/15/2029	7.250%		2,450,000	2,411,232
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		2,369,000	2,277,791
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%		329,000	329,372
Total				38,968,081
Health Care 2.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		1,125,000	1,060,011
04/15/2029	5.000%		1,372,000	1,265,198
AdaptHealth LLC(a)
08/01/2029	4.625%		1,012,000	851,202
03/01/2030	5.125%		3,368,000	2,882,993
Avantor Funding, Inc.(a)
07/15/2028	4.625%		1,819,000	1,673,298
11/01/2029	3.875%		4,553,000	3,904,502
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	8,469,000	5,941,148
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%		586,000	479,324
04/01/2030	3.500%		1,731,000	1,428,103
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		455,000	414,507
03/15/2029	3.750%		1,124,000	984,094
03/15/2031	4.000%		975,000	842,396
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%		2,712,000	1,450,091
05/15/2030	5.250%		5,131,000	3,919,470
02/15/2031	4.750%		3,273,000	2,403,642

8	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2048	5.050%	14,239,000	13,187,058
GE Healthcare Holding LLC(a)
11/15/2027	5.650%	17,075,000	17,478,229
HCA, Inc.
02/01/2029	5.875%	2,135,000	2,156,036
HCA, Inc.(a)
03/15/2052	4.625%	25,887,000	20,825,175
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,424,000	1,288,752
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	792,685
05/15/2027	5.000%	1,864,000	1,795,520
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	3,152,000	2,569,495
Owens & Minor, Inc.(a)
04/01/2030	6.625%	1,976,000	1,754,616
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	7,315,000	6,127,726
Select Medical Corp.(a)
08/15/2026	6.250%	4,045,000	3,914,370
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	1,837,000	1,810,362
04/15/2027	10.000%	1,363,000	1,371,014
Tenet Healthcare Corp.
07/15/2024	4.625%	342,000	334,665
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	2,592,000	2,496,584
11/01/2027	5.125%	2,761,000	2,586,957
10/01/2028	6.125%	4,212,000	3,715,344
01/15/2030	4.375%	1,872,000	1,630,383
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	2,468,000	2,239,208
Total			117,574,158
Healthcare Insurance 0.2%
Aetna, Inc.
11/15/2042	4.125%	2,786,000	2,301,165
Centene Corp.
10/15/2030	3.000%	4,611,000	3,804,867
08/01/2031	2.625%	7,507,000	5,948,410
Total			12,054,442
Home Construction 0.3%
Meritage Homes Corp.
06/06/2027	5.125%	2,373,000	2,242,208
Meritage Homes Corp.(a)
04/15/2029	3.875%	9,096,000	7,708,109
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	2,763,000	2,385,675
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,209,670
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	695,000	688,944
Total			14,234,606
Independent Energy 1.5%
Apache Corp.
02/01/2042	5.250%	408,000	332,923
04/15/2043	4.750%	1,601,000	1,220,738
Callon Petroleum Co.
07/01/2026	6.375%	6,352,000	6,098,089
Callon Petroleum Co.(a)
08/01/2028	8.000%	6,021,000	5,942,480
CNX Resources Corp.(a)
03/14/2027	7.250%	224,000	223,194
01/15/2029	6.000%	1,638,000	1,540,739
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	3,953,000	3,636,203
Comstock Resources, Inc.(a)
03/01/2029	6.750%	999,000	966,778
01/15/2030	5.875%	1,426,000	1,305,151
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	1,142,000	1,051,928
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,262,000	1,207,023
02/01/2029	5.750%	3,120,000	2,862,979
04/15/2030	6.000%	1,459,000	1,346,681
Matador Resources Co.
09/15/2026	5.875%	2,756,000	2,698,897
Occidental Petroleum Corp.
09/01/2030	6.625%	4,862,000	5,073,976
01/01/2031	6.125%	6,973,000	7,077,944
09/15/2036	6.450%	19,770,000	19,904,977
03/15/2040	6.200%	1,485,000	1,449,924
03/15/2046	6.600%	5,307,000	5,390,230
Southwestern Energy Co.
02/01/2029	5.375%	938,000	885,666
02/01/2032	4.750%	7,949,000	6,993,877
Total			77,210,397
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	4,960,000	3,575,986

Columbia Strategic Income Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.6%
Carnival Corp.(a)
03/01/2026	7.625%	3,212,000	2,702,164
03/01/2027	5.750%	3,034,000	2,255,966
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	1,844,000	1,910,129
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	684,000	681,694
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	782,000	751,582
Cinemark USA, Inc.(a)
03/15/2026	5.875%	6,775,000	5,927,514
NCL Corp., Ltd.(a)
03/15/2026	5.875%	2,526,000	2,088,761
02/15/2027	5.875%	1,143,000	1,017,024
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	2,766,000	2,292,619
08/31/2026	5.500%	9,110,000	7,900,567
07/15/2027	5.375%	1,151,000	955,294
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,889,000	1,836,798
Total			30,320,112
Life Insurance 0.8%
Five Corners Funding Trust(a)
11/15/2023	4.419%	10,756,000	10,661,753
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	6,860,000	4,608,860
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	24,939,287
Total			40,209,900
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	959,231
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,759,653
Total			2,718,884
Media and Entertainment 2.5%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	9,716,000	9,217,774
Clear Channel International BV(a)
08/01/2025	6.625%	3,019,000	2,871,131
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		3,499,000	2,625,216
06/01/2029	7.500%		3,783,000	2,808,406
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		3,368,000	2,927,680
iHeartCommunications, Inc.
05/01/2026	6.375%		1,407,936	1,336,395
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		3,659,000	3,260,892
Magallanes, Inc.(a)
03/15/2062	5.391%		54,205,000	41,906,705
Netflix, Inc.
04/15/2028	4.875%		3,047,000	2,980,586
11/15/2028	5.875%		6,157,000	6,275,929
05/15/2029	4.625%	EUR	7,871,000	8,180,407
05/15/2029	6.375%		338,000	351,207
Netflix, Inc.(a)
11/15/2029	3.875%	EUR	4,380,000	4,355,448
11/15/2029	5.375%		1,315,000	1,294,076
06/15/2030	3.625%	EUR	7,476,000	7,282,386
06/15/2030	4.875%		13,193,000	12,565,800
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		1,420,000	1,298,646
01/15/2029	4.250%		811,000	683,732
03/15/2030	4.625%		2,185,000	1,844,083
Playtika Holding Corp.(a)
03/15/2029	4.250%		4,335,000	3,514,245
Roblox Corp.(a)
05/01/2030	3.875%		3,260,000	2,667,327
Univision Communications, Inc.(a)
05/01/2029	4.500%		1,237,000	1,058,998
06/30/2030	7.375%		1,319,000	1,316,228
Total				122,623,297
Metals and Mining 0.5%
Allegheny Technologies, Inc.
10/01/2029	4.875%		818,000	699,965
10/01/2031	5.125%		3,121,000	2,665,241
Constellium SE(a)
06/15/2028	5.625%		1,795,000	1,646,661
04/15/2029	3.750%		8,908,000	7,306,617
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%		6,673,000	6,001,080
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		560,000	492,300
06/01/2031	4.500%		2,804,000	2,366,154

10	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
11/15/2026	3.250%	1,369,000	1,229,604
01/30/2030	4.750%	2,010,000	1,814,390
08/15/2031	3.875%	1,651,000	1,358,925
Total			25,580,937
Midstream 2.6%
Cheniere Energy Partners LP
10/01/2029	4.500%	1,343,000	1,232,773
03/01/2031	4.000%	580,000	506,723
01/31/2032	3.250%	3,525,000	2,868,368
CNX Midstream Partners LP(a)
04/15/2030	4.750%	2,202,000	1,842,522
DCP Midstream Operating LP
04/01/2044	5.600%	1,252,000	1,178,278
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	1,292,000	1,263,046
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,588,000	1,396,396
06/15/2031	4.375%	2,964,000	2,560,780
Enterprise Products Operating LLC
01/31/2060	3.950%	5,461,000	4,044,340
EQM Midstream Partners LP(a)
07/01/2025	6.000%	2,976,000	2,925,934
07/01/2027	6.500%	1,236,000	1,219,835
01/15/2029	4.500%	2,159,000	1,896,483
01/15/2031	4.750%	12,404,000	10,568,448
EQM Midstream Partners LP
07/15/2048	6.500%	10,829,000	8,450,946
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	12,000,000	9,560,227
09/30/2040	3.250%	3,925,000	3,013,437
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	1,191,000	1,166,610
02/01/2028	5.000%	1,667,000	1,518,471
Kinder Morgan, Inc.
02/15/2046	5.050%	8,109,000	7,136,814
08/01/2052	5.450%	6,578,000	6,006,085
NuStar Logistics LP
10/01/2025	5.750%	2,682,000	2,618,896
06/01/2026	6.000%	752,000	729,153
04/28/2027	5.625%	1,573,000	1,493,687
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	26,497,000	20,559,203
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	1,393,000	1,305,713
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	1,181,000	1,008,854
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		2,648,000	2,297,143
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		4,429,000	3,863,265
08/15/2031	4.125%		8,868,000	7,650,732
11/01/2033	3.875%		13,243,000	10,777,657
Williams Companies, Inc. (The)
09/15/2045	5.100%		10,500,000	9,450,217
Total				132,111,036
Natural Gas 0.2%
NiSource, Inc.
05/15/2047	4.375%		13,773,000	11,681,570
Oil Field Services 0.2%
Nabors Industries, Inc.(a)
05/15/2027	7.375%		1,005,000	980,750
Transocean Sentry Ltd.(a)
05/15/2023	5.375%		9,719,893	9,626,196
Total				10,606,946
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%		1,358,000	1,223,801
Hillenbrand, Inc.
03/01/2031	3.750%		1,167,000	960,384
Total				2,184,185
Other REIT 0.6%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%		2,997,000	2,638,079
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	4,837,000	4,078,518
Digital Intrepid Holding BV(a)
07/18/2032	1.375%	EUR	8,396,000	6,491,070
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		3,838,000	3,646,939
02/01/2027	4.250%		1,293,000	1,128,471
06/15/2029	4.750%		5,315,000	4,379,472
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%		1,816,000	1,681,738
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		1,571,000	1,343,226
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%		860,000	755,432
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		1,102,000	1,006,372

Columbia Strategic Income Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust
03/15/2024	4.650%	957,000	925,581
Total			28,074,898
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	1,033,000	1,008,655
09/01/2029	4.000%	3,939,000	3,176,564
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,940,000	1,708,365
Berry Global, Inc.
01/15/2026	1.570%	350,000	312,521
BWAY Holding Co.(a)
04/15/2024	5.500%	1,101,000	1,085,471
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	1,018,000	875,446
Canpack SA/US LLC(a)
11/15/2029	3.875%	4,288,000	3,378,150
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,592,000	3,372,085
08/15/2027	8.500%	1,408,000	1,324,934
Total			16,242,191
Pharmaceuticals 0.6%
1375209 BC Ltd.(a)
01/30/2028	9.000%	443,000	435,081
Amgen, Inc.
03/01/2053	4.875%	12,396,000	11,321,549
02/22/2062	4.400%	2,833,000	2,326,796
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	2,070,000	1,375,534
06/01/2028	4.875%	2,868,000	1,757,144
09/30/2028	11.000%	789,000	608,167
10/15/2030	14.000%	156,000	87,737
Endo Dac/Finance LLC/Finco, Inc.(a),(j)
06/30/2028	0.000%	911,000	42,631
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,726,000	1,443,843
Jazz Securities DAC(a)
01/15/2029	4.375%	1,660,000	1,493,055
Organon Finance 1 LLC(a)
04/30/2028	4.125%	4,589,000	4,129,500
04/30/2031	5.125%	3,943,000	3,498,427
Total			28,519,464
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	1,693,000	1,524,686
10/15/2027	6.750%	3,396,000	3,130,748
11/01/2029	5.875%	2,406,000	2,056,528
AssuredPartners, Inc.(a)
08/15/2025	7.000%	817,000	786,937
01/15/2029	5.625%	2,393,000	2,033,119
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	18,110,000	14,798,893
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	3,525,000	2,993,389
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	1,091,000	1,058,378
HUB International Ltd.(a)
05/01/2026	7.000%	3,379,000	3,340,645
12/01/2029	5.625%	3,087,000	2,715,771
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	388,000	331,605
USI, Inc.(a)
05/01/2025	6.875%	944,000	928,510
Total			35,699,209
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,011,000	2,008,763
01/15/2028	3.875%	3,236,000	2,893,025
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,305,000	1,151,923
01/15/2030	6.750%	2,042,000	1,718,336
IRB Holding Corp.(a)
06/15/2025	7.000%	3,646,000	3,656,243
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,225,581
Total			13,653,871
Retailers 1.0%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	701,000	611,587
02/15/2032	5.000%	701,000	592,808
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	853,099
L Brands, Inc.(a)
07/01/2025	9.375%	485,000	512,498
L Brands, Inc.
02/01/2028	5.250%	1,053,000	976,708
11/01/2035	6.875%	2,968,000	2,685,604

12	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	3,325,000	2,800,690
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,121,155
Lowe’s Companies, Inc.
10/15/2050	3.000%	1,562,000	1,044,649
04/01/2062	4.450%	9,118,000	7,373,186
09/15/2062	5.800%	28,755,000	28,319,813
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,066,000	1,887,198
02/15/2029	7.750%	2,190,000	2,038,967
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	1,366,000	1,032,232
Total			51,850,194
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,112,274
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,743,000	2,489,306
Total			3,601,580
Technology 2.5%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	2,302,000	2,069,772
Block, Inc.
06/01/2031	3.500%	1,723,000	1,399,272
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	447,000	436,274
Broadcom, Inc.(a)
04/15/2034	3.469%	6,490,000	5,162,677
11/15/2036	3.187%	8,804,000	6,440,558
Camelot Finance SA(a)
11/01/2026	4.500%	924,000	876,428
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	1,277,000	1,145,627
07/01/2029	4.875%	3,176,000	2,720,247
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	2,806,000	2,320,900
Entegris Escrow Corp.(a)
04/15/2029	4.750%	1,836,000	1,660,972
06/15/2030	5.950%	3,323,000	3,128,427
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,396,494
06/15/2029	3.625%	6,225,000	5,456,701
10/01/2030	3.750%	16,143,000	13,965,480
HealthEquity, Inc.(a)
10/01/2029	4.500%	3,147,000	2,756,932
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	2,367,000	1,809,479
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	2,087,000	1,697,821
Iron Mountain, Inc.(a)
09/15/2029	4.875%	664,000	586,519
07/15/2030	5.250%	2,592,000	2,332,643
Lenovo Group Ltd.(a)
04/24/2025	5.875%	5,000,000	4,898,311
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	5,973,000	3,494,320
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	4,425,000	3,307,453
NCR Corp.(a)
10/01/2028	5.000%	3,666,000	3,189,020
04/15/2029	5.125%	3,881,000	3,339,074
09/01/2029	6.125%	1,130,000	1,096,878
10/01/2030	5.250%	174,000	147,020
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,636,000	1,575,358
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,210,000	1,921,397
01/15/2033	5.000%	7,610,000	7,231,109
02/15/2042	3.125%	6,320,000	4,362,918
Oracle Corp.
04/01/2050	3.600%	2,784,000	1,939,625
03/25/2061	4.100%	6,662,000	4,738,030
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,796,000	1,570,775
PTC, Inc.(a)
02/15/2025	3.625%	349,000	332,040
02/15/2028	4.000%	1,072,000	978,218
Sabre GLBL, Inc.(a),(k)
12/15/2027	11.250%	367,000	376,332
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	1,926,075
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	4,503,000	4,255,745
Switch Ltd.(a)
09/15/2028	3.750%	866,000	882,237
06/15/2029	4.125%	2,651,000	2,705,690
Synaptics, Inc.(a)
06/15/2029	4.000%	2,355,000	2,001,028
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	725,000	719,844
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	6,400,000	4,010,426

Columbia Strategic Income Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verscend Escrow Corp.(a)
08/15/2026	9.750%	2,565,000	2,568,069
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	4,838,000	4,091,514
Total			125,021,729
Transportation Services 0.1%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	3,267,000	2,891,994
07/03/2029	4.375%	5,000,000	4,224,484
Total			7,116,478
Wireless 1.3%
Altice France Holding SA(a)
02/15/2028	6.000%	3,633,000	2,458,437
Altice France SA(a)
02/01/2027	8.125%	1,139,000	1,089,586
01/15/2028	5.500%	871,000	727,067
07/15/2029	5.125%	5,232,000	4,060,529
10/15/2029	5.500%	1,316,000	1,039,308
American Tower Corp.
08/15/2029	3.800%	12,821,000	11,736,933
06/15/2030	2.100%	3,570,000	2,868,508
Millicom International Cellular SA(a)
03/25/2029	6.250%	2,700,000	2,569,653
SBA Communications Corp.
02/15/2027	3.875%	1,176,000	1,086,140
02/01/2029	3.125%	5,224,000	4,368,594
Sprint Capital Corp.
11/15/2028	6.875%	3,743,000	3,965,522
03/15/2032	8.750%	1,214,000	1,451,505
Sprint Corp.
06/15/2024	7.125%	831,000	848,317
T-Mobile US, Inc.
02/15/2031	2.875%	4,892,000	4,077,117
04/15/2031	3.500%	20,231,000	17,584,908
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	931,000	747,232
07/15/2031	4.750%	3,870,000	3,171,168
Total			63,850,524
Wirelines 1.2%
AT&T, Inc.
03/01/2029	4.350%	10,065,000	9,676,014
12/01/2057	3.800%	9,118,000	6,629,277
CenturyLink, Inc.(a)
02/15/2027	4.000%	747,000	636,946
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	3,038,000	2,176,972
03/01/2028	6.125%	1,895,000	1,028,783
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	2,060,000	1,959,846
05/15/2030	8.750%	822,000	850,117
Iliad Holding SAS(a)
10/15/2026	6.500%	5,813,000	5,540,993
10/15/2028	7.000%	4,689,000	4,427,062
Network i2i Ltd.(a),(i)
12/31/2049	5.650%	7,100,000	6,718,131
Verizon Communications, Inc.
03/21/2031	2.550%	21,930,000	18,266,755
Total			57,910,896
Total Corporate Bonds & Notes (Cost $2,453,957,415)			2,145,833,229

Foreign Government Obligations(g),(l) 6.5%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2029	8.000%	10,040,000	9,162,371
Argentina 0.0%
Argentine Republic Government International Bond
07/09/2029	1.000%	9,405	2,421
Argentine Republic Government International Bond(i)
07/09/2030	0.500%	85,626	22,588
07/09/2035	0.500%	156,873	37,963
Total			62,972
Azerbaijan 0.1%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	6,524,000	5,477,217
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%	2,024,000	1,779,376
01/07/2041	5.625%	11,000,000	9,610,652
Total			11,390,028
Canada 0.2%
MEGlobal Canada ULC(a)
05/18/2025	5.000%	4,950,000	4,850,992
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	3,264,000	2,940,118
05/15/2029	4.250%	2,216,000	1,863,450
Total			9,654,560

14	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Foreign Government Obligations(g),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.8%
Colombia Government International Bond
02/26/2044	5.625%		6,725,000	4,836,628
06/15/2045	5.000%		11,200,000	7,517,096
05/15/2049	5.200%		7,147,000	4,782,461
Ecopetrol SA
04/29/2030	6.875%		23,038,000	20,597,105
Total				37,733,290
Dominican Republic 0.4%
Dominican Republic International Bond(a)
02/15/2023	8.900%	DOP	42,000,000	767,099
01/25/2027	5.950%		4,475,000	4,370,886
01/30/2030	4.500%		2,295,000	1,960,461
09/23/2032	4.875%		500,000	417,839
04/30/2044	7.450%		7,900,000	7,429,631
01/27/2045	6.850%		4,881,000	4,284,809
Total				19,230,725
Egypt 0.4%
Egypt Government International Bond(a)
03/01/2029	7.600%		1,250,000	1,028,862
04/16/2030	5.625%	EUR	6,600,000	4,860,808
02/16/2031	5.875%		500,000	355,197
05/29/2032	7.625%		8,162,000	6,183,954
01/31/2047	8.500%		5,700,000	3,838,301
02/21/2048	7.903%		3,000,000	1,945,892
03/01/2049	8.700%		965,000	658,440
Total				18,871,454
Ghana 0.1%
Ghana Government International Bond(a)
02/11/2035	7.875%		2,400,000	843,141
03/26/2051	8.950%		5,000,000	1,681,271
Total				2,524,412
Guatemala 0.1%
Guatemala Government Bond(a)
06/01/2050	6.125%		5,000,000	4,583,371
Hungary 0.3%
Hungary Government International Bond(a)
09/22/2031	2.125%		20,100,000	15,213,058
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,470,433
Indonesia 0.6%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		6,000,000	4,926,233
Foreign Government Obligations(g),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,600,000	3,474,445
Indonesia Treasury Bond
04/15/2039	8.375%	IDR	68,305,000,000	4,771,826
PT Pertamina Persero(a)
05/30/2044	6.450%		10,066,000	10,281,642
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		2,782,000	2,682,807
05/05/2024	4.450%		2,596,000	2,503,439
Total				28,640,392
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	9,275,000	7,588,545
06/15/2033	6.125%		3,847,000	3,440,012
Total				11,028,557
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		4,800,000	4,450,674
Mexico 0.6%
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	3,578,147
08/14/2041	4.280%		300,000	243,482
Petroleos Mexicanos
01/28/2031	5.950%		2,235,000	1,680,299
02/16/2032	6.700%		12,449,000	9,635,648
09/21/2047	6.750%		8,542,000	5,400,540
01/23/2050	7.690%		15,000,000	10,317,522
Total				30,855,638
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		6,506,000	5,992,950
Oman Sovereign Sukuk Co.(a)
06/01/2024	4.397%		500,000	489,832
Total				6,482,782
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		6,779,000	5,631,393
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	1,971,341
08/11/2044	6.100%		2,939,000	2,799,280
Total				4,770,621

Columbia Strategic Income Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Foreign Government Obligations(g),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qatar 0.5%
Qatar Government International Bond(a)
04/16/2030	3.750%		2,000,000	1,933,615
03/14/2049	4.817%		15,614,000	15,189,705
Qatar Petroleum(a)
07/12/2031	2.250%		6,077,000	5,082,850
Total				22,206,170
Romania 0.2%
Romanian Government International Bond(a)
01/28/2050	3.375%	EUR	12,000,000	7,596,244
02/14/2051	4.000%		2,246,000	1,500,636
Total				9,096,880
Saudi Arabia 0.4%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		15,163,000	12,601,479
Saudi Government International Bond(a)
10/22/2030	3.250%		3,000,000	2,743,325
04/17/2049	5.000%		5,000,000	4,686,943
Total				20,031,747
South Africa 0.3%
Republic of South Africa Government International Bond
09/30/2029	4.850%		4,800,000	4,376,014
09/30/2049	5.750%		16,025,000	12,251,671
Total				16,627,685
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%		4,200,000	794,798
Ukraine Government International Bond(a)
09/01/2028	7.750%		9,800,000	2,311,512
09/25/2034	7.375%		12,900,000	2,737,756
03/15/2035	7.253%		6,000,000	1,257,269
Total				7,101,335
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,192,559
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	5,571,834
DP World PLC(a)
07/02/2037	6.850%		3,650,000	3,816,025
09/30/2049	4.700%		2,000,000	1,635,115
Total				16,215,533
Foreign Government Obligations(g),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
07/19/2024	7.125%	EUR	3,800,000	751,313
Total Foreign Government Obligations (Cost $388,541,288)				323,264,611

Residential Mortgage-Backed Securities - Agency 37.7%

Federal Home Loan Mortgage Corp.
12/01/2022	5.000%		25	25
05/01/2052	3.000%		63,245,687	56,309,357
07/01/2052- 08/01/2052	4.000%		64,361,060	61,330,396
Federal Home Loan Mortgage Corp.(m)
CMO Series 304 Class C69
12/15/2042	4.000%		2,638,010	513,539
CMO Series 4147 Class CI
01/15/2041	3.500%		2,307,398	114,348
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	2.077%		4,913,192	523,227
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	2.034%		27,071,396	3,039,392
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	2.127%		859,427	88,401
Federal Home Loan Mortgage Corp.(e),(m)
CMO Series 4515 Class SA
08/15/2038	0.000%		4,315,487	148,364
CMO Series 4620 Class AS
11/15/2042	0.000%		9,481,317	428,363
Federal National Mortgage Association
01/01/2023	5.500%		220	219
08/01/2032- 05/01/2052	3.000%		148,053,603	132,232,108
05/01/2052	3.500%		167,476,689	155,050,503
Federal National Mortgage Association(e),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%		3,364,818	34
Federal National Mortgage Association(m)
CMO Series 2012-129 Class IC
01/25/2041	3.500%		1,098,464	52,988

16	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	1,484,173	65,433
CMO Series 2012-133 Class EI
07/25/2031	3.500%	431,805	9,572
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,768,135	246,607
CMO Series 2013-6 Class MI
02/25/2040	3.500%	36,666	17
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	1.884%	6,735,950	718,553
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	2.134%	11,632,157	1,386,722
CMO Series 2016-26 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/25/2046	2.034%	10,675,457	1,682,776
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	1.984%	6,693,765	673,551
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	1.984%	24,223,566	2,985,981
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	2.084%	7,685,292	1,215,702
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	2.134%	25,424,146	3,367,520
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	2.134%	8,149,303	1,036,779
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	2.034%	23,200,515	3,411,963
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	1.984%	24,750,424	2,367,945
Government National Mortgage Association
08/15/2031	7.000%	13,670	14,023
04/15/2034	5.000%	88,772	91,386
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	7,635,465	689,853
CMO Series 2020-138 Class GI
09/20/2050	3.000%	38,159,318	5,690,913
CMO Series 2020-191 Class UG
12/20/2050	3.500%	45,591,106	7,546,582
CMO Series 2021-140 Class IW
08/20/2051	3.500%	51,439,231	8,462,520
CMO Series 2021-57 Class KI
03/20/2051	3.500%	47,829,046	7,961,302
CMO Series 2021-89 Class IO
05/20/2051	3.000%	53,867,251	8,021,205
Government National Mortgage Association(b),(m)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	2.161%	10,614,231	1,005,481
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	2.261%	8,300,823	838,519
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	2.311%	9,468,845	878,181
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	2.261%	12,363,696	1,470,477

Columbia Strategic Income Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	2.261%	15,082,013	1,376,365
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	2.161%	11,883,673	1,029,864
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	2.161%	10,629,568	1,177,862
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	2.261%	9,274,855	855,469
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	2.111%	24,110,825	2,248,076
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	2.111%	7,258,064	758,733
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	2.111%	20,784,403	2,140,490
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	2.111%	16,949,306	1,336,399
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	2.111%	16,468,958	1,651,234
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	2.211%	11,177,986	1,169,472
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	2.211%	10,777,267	1,121,414
CMO Series 2021-155 Class SG
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	2.361%	50,381,167	6,746,930
Government National Mortgage Association TBA(k)
12/20/2052	3.000%	32,000,000	28,898,396
Uniform Mortgage-Backed Security TBA(k)
12/15/2037	3.000%	19,000,000	17,879,943
12/13/2052	3.500%	142,500,000	130,432,031
12/13/2052	4.000%	511,000,000	483,194,410
12/13/2052	4.500%	350,000,000	340,648,437
12/13/2052	5.000%	395,000,000	393,025,000
Total Residential Mortgage-Backed Securities - Agency (Cost $1,897,048,510)			1,887,361,352

Residential Mortgage-Backed Securities - Non-Agency 18.8%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	18,149,172	16,805,417
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	7.144%	10,208,580	9,854,753
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	6.544%	13,131,442	13,099,494
CMO Series 2020-2A Class M1C
1-month USD LIBOR + 4.000% Floor 4.000% 08/26/2030	8.044%	988,259	988,165
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	8.894%	13,800,000	13,481,526
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	7.644%	3,414,166	3,410,014

18	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	4.464%	15,000,000	13,901,932
BRAVO Residential Funding Trust(a),(e)
CMO Series 2021-B Class A1
04/01/2069	2.115%	14,630,094	13,656,984
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	3.761%	5,008,883	5,014,162
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	20,000,000	20,000,000
BVRT Financing Trust(a),(b),(c),(d)
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	41,000,000	39,039,175
CIM Trust(a),(e)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	11,442,837	10,476,264
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2010-6 Class 2A2
09/25/2035	3.505%	196,218	186,336
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	2,847,088	2,725,178
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	6.166%	8,111,083	7,811,068
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	9.521%	34,900,000	29,609,418
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	8.021%	19,600,000	17,902,236
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	15.521%	11,850,000	12,242,509
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.447%	7,537,253	7,423,440
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	2,607,670	2,493,750
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	7.344%	16,541,000	15,762,582
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	5.697%	12,725,000	12,396,229
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	5.494%	34,721,963	34,215,574
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	5.844%	9,650,000	9,238,183
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B1
30-day Average SOFR + 3.300% 11/25/2041	9.721%	9,800,000	8,789,424
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	5.771%	9,756,000	8,959,893
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	8.771%	17,250,000	16,184,940
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	10.016%	18,151,257	19,177,126
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	6.521%	15,400,000	14,888,360
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	6.171%	10,400,000	8,937,775

Columbia Strategic Income Fund | First Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	6.571%	23,500,000	20,883,313
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	8.521%	12,250,000	9,055,937
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	6.121%	11,996,673	11,857,856
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	7.521%	18,650,000	17,097,277
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	8.271%	19,550,000	17,484,967
Subordinated CMO Series 2022-DNA2 Class B2
30-day Average SOFR + 8.500% 02/25/2042	12.021%	16,300,000	13,636,507
Glebe Funding Trust (The)(a),(d)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	16,661,645	14,995,480
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	7.016%	8,092,027	8,058,487
Loan Revolving Advance Investment Trust(a),(b),(c),(d)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	6.623%	9,993,238	9,993,238
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	7,663,458	6,549,862
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 01/25/2030	5.794%	4,150,000	3,941,169
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class M2A
1-month USD LIBOR + 2.000% Floor 2.000% 01/25/2030	6.044%	7,700,000	7,177,491
New York Mortgage Trust(a),(e)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	19,240,000	17,851,238
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	7,034,691	6,402,619
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	5.966%	6,662,794	6,552,577
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	6.521%	9,800,000	8,852,488
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	6.805%	5,452,611	5,159,261
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	6.894%	56,500,000	54,809,576
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	6.694%	85,550,000	81,649,741
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	21,880,424	20,897,573
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	13,816,606	12,265,858
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	3,556,313	3,241,443
CMO Series 2021-2 Class A1
03/25/2026	2.115%	12,072,057	10,961,561

20	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	12,888,749	11,329,059
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	19,760,429	17,783,861
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	7,761,852	7,008,872
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	10,094,062	9,126,196
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	6.716%	9,961,331	9,912,641
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	6.697%	18,984,000	15,892,551
Stonnington Mortgage Trust(a),(c),(d),(e)
CMO Series 2020-1 Class A
07/28/2024	3.500%	2,288,170	2,288,170
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	15,000,000	14,295,883
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	7.444%	3,799,907	3,792,082
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	8.544%	19,500,000	19,197,106
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	9.544%	10,750,000	10,270,171
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	20,642,277	18,532,579
VCAT LLC(a),(e)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	23,237,006	21,120,115
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	9,333,412	8,636,125
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(e)
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	5,494,893
Visio Trust(a),(e)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	3,377,253
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	2,896,307
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $997,339,139)			939,001,290

Senior Loans 7.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(n)
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	5.924%	936,369	921,443
Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	8.993%	3,189,781	3,167,580
American Airlines, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	5.794%	2,179,446	2,077,013
Kestrel Bidco, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	6.939%	1,444,261	1,292,974
United AirLines, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	8.108%	2,794,150	2,755,227
Total			9,292,794

Columbia Strategic Income Fund | First Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.1%
Clarios Global LP(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	7.321%	1,690,416	1,661,189
First Brands Group LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	8.368%	3,142,643	3,027,402
Total			4,688,591
Brokerage/Asset Managers/Exchanges 0.2%
AlixPartners LLP(b),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028	6.821%	1,472,500	1,442,137
Allspring Buyer LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.500% 11/01/2028	6.688%	1,323,992	1,304,688
Citadel Securities LP(b),(n)
Term Loan
1-month Term SOFR + 2.500% 02/02/2028	6.701%	2,950,026	2,902,087
Russell Investments US Institutional Holdco, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 05/30/2025	7.571%	2,466,439	2,312,287
VFH Parent LLC(b),(n)
Term Loan
SOFR + 3.000% 01/13/2029	7.011%	2,288,313	2,219,664
Total			10,180,863
Building Materials 0.2%
Cornerstone Building Brands, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/12/2028	7.123%	1,399,407	1,241,316
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Covia Holdings LLC(b),(n)
Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	7.748%	1,750,241	1,686,795
Hunter Douglas Holding BV(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	7.859%	1,193,416	1,038,916
Park River Holdings, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 12/28/2027	6.993%	1,266,834	1,097,395
QUIKRETE Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.625% 02/01/2027	6.696%	2,193,621	2,151,701
SRS Distribution, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	7.571%	1,975,000	1,893,531
White Cap Supply Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/19/2027	7.836%	1,864,634	1,793,089
Total			10,902,743
Cable and Satellite 0.3%
Cogeco Communications Finance LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	6.071%	1,827,463	1,786,345
CSC Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	6.123%	1,488,189	1,422,709
3-month USD LIBOR + 2.250% 01/15/2026	6.123%	1,458,407	1,387,762

22	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DirectTV Financing LLC(b),(n)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	9.071%	1,427,133	1,364,853
Iridium Satellite LLC(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/04/2026	6.571%	2,269,465	2,247,724
Radiate Holdco LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 09/25/2026	7.321%	1,649,539	1,443,082
Telesat Canada(b),(n)
Tranche B5 Term Loan
1-month USD LIBOR + 2.750% 12/07/2026	7.170%	2,179,765	1,082,057
Virgin Media Bristol LLC(b),(n)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	6.373%	1,175,000	1,143,968
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	7.123%	1,000,000	979,310
Total			12,857,810
Chemicals 0.4%
Ascend Performance Materials Operations LLC(b),(n)
Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 08/27/2026	8.831%	1,901,727	1,817,347
ColourOz Investment 1 GmbH(b),(n)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	8.574%	353,164	257,456
ColourOz Investment 2 LLC(b),(n)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	8.574%	2,136,345	1,557,396
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diamond BV(b),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 09/29/2028	7.164%	2,233,565	2,154,185
Herens Holdco SARL(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 07/03/2028	7.674%	1,474,475	1,350,619
Ineos Styrolution Group GmbH(b),(d),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	6.821%	1,975,000	1,940,437
Ineos US Finance LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% 11/08/2027	7.936%	1,682,655	1,658,475
Innophos Holdings, Inc.(b),(d),(n)
Term Loan
1-month USD LIBOR + 3.250% 02/05/2027	7.321%	609,375	598,711
Messer Industries GmbH(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	6.174%	1,144,252	1,126,139
Momentive Performance Materials, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/15/2024	7.330%	1,451,250	1,431,295
Nouryon Finance BV(b),(n)
Term Loan
1-month USD LIBOR + 2.750% 10/01/2025	7.165%	1,214,408	1,182,226
PMHC II, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	8.494%	1,634,413	1,369,197

Columbia Strategic Income Fund | First Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Schenectady International Group, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	9.021%	806,061	646,195
Sparta US Holdco LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 08/02/2028	7.055%	990,013	958,827
Tronox Finance LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 2.250% 03/10/2028	5.991%	1,392,119	1,340,569
Total			19,389,074
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/14/2028	6.438%	1,258,933	1,236,901
PECF USS Intermediate Holding III Corp.(b),(n)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 12/15/2028	8.321%	1,051,665	848,347
Total			2,085,248
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	7.821%	877,186	739,029
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	11.821%	1,686,397	1,328,038
Allied Universal Holdco LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 05/12/2028	7.821%	1,400,589	1,322,128
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Amentum Government Services Holdings LLC(b),(n)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 4.000% 01/29/2027	7.798%	961,314	946,894
Tranche 3 1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/15/2029	7.392%	1,154,906	1,135,423
Arches Buyer, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	7.321%	2,235,955	2,028,660
Cast & Crew LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	7.836%	1,823,435	1,790,759
Conservice Midco LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	8.321%	2,439,988	2,356,614
Corporation Service Co.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/02/2029	7.436%	658,340	647,642
Go Daddy Operating Co. LLC(b),(n),(o)
Term Loan
1-month Term SOFR + 3.250% 11/09/2029	7.336%	514,408	512,551
Prime Security Services Borrower LLC(b),(n)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 09/23/2026	6.505%	1,697,885	1,672,213
Signal Parent, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 04/03/2028	7.571%	1,848,461	1,168,486

24	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sotheby’s(b),(n)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 01/15/2027	8.579%	1,360,593	1,324,592
Staples, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	7.782%	1,203,440	1,071,182
TruGreen LP(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	8.071%	1,087,812	966,521
Uber Technologies, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/04/2025	8.235%	1,715,236	1,710,948
WaterBridge Midstream Operating LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	9.127%	1,151,407	1,102,886
WW International, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/13/2028	7.580%	1,771,875	1,091,918
Total			22,916,484
Consumer Products 0.1%
Serta Simmons Bedding LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	7.762%	1,123,754	96,452
SRAM LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/18/2028	6.821%	1,240,625	1,214,262
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SWF Holdings I Corp.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	7.602%	1,561,049	1,218,913
Thor Industries, Inc.(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% 02/01/2026	7.125%	905,457	896,403
Weber-Stephen Products LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	7.321%	2,437,539	2,037,782
Total			5,463,812
Diversified Manufacturing 0.2%
Brookfield WEC Holdings, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 08/01/2025	6.821%	2,161,892	2,119,779
DXP Enterprises, Inc.(b),(n),(o)
Term Loan
1-month USD LIBOR + 5.250% Floor 1.000% 12/23/2027	9.955%	1,750,010	1,658,869
EWT Holdings III Corp.(b),(n)
Term Loan
1-month USD LIBOR + 2.500% 04/01/2028	6.375%	1,226,913	1,210,043
Filtration Group Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	7.071%	2,052,630	2,023,646
1-month USD LIBOR + 3.500% Floor 0.500% 10/21/2028	7.571%	620,117	603,529
Gates Global LLC(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 03/31/2027	6.571%	748,727	730,009

Columbia Strategic Income Fund | First Quarter Report 2022	25

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 06/21/2028	6.815%	1,663,763	1,577,464
TK Elevator Midco GmbH(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	6.871%	1,272,756	1,218,664
Vertiv Group Corp.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	6.555%	1,450,260	1,412,191
Total			12,554,194
Electric 0.1%
Carroll County Energy LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	7.174%	399,243	376,618
Constellation Renewables LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 12/15/2027	7.240%	2,767,423	2,739,168
Invenergy Thermal Operating I LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% 08/28/2025	7.951%	548,191	540,654
LMBE-MC Holdco II LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	7.680%	1,303,127	1,257,517
Nautilus Power LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	8.321%	499,560	379,665
New Frontera Holdings LLC(b),(d),(n)
1st Lien Term Loan
1-month USD LIBOR + 13.000% 07/28/2026	16.674%	217,161	217,161
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 1.500% 07/28/2028	5.174%	75,277	15,055
PG&E Corp.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	7.125%	1,427,539	1,404,042
West Deptford Energy Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	7.821%	483,501	347,062
Total			7,276,942
Environmental 0.1%
EnergySolutions LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	7.424%	1,153,987	1,068,166
GFL Environmental, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	7.415%	1,471,163	1,467,485
Harsco Corp.(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 03/10/2028	6.375%	1,118,243	1,035,079
Rockwood Service Corp.(b),(n)
Term Loan
1-month USD LIBOR + 4.250% 01/23/2027	8.321%	927,643	905,036
Total			4,475,766
Food and Beverage 0.1%
Del Monte Foods, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	8.261%	1,721,314	1,666,094

26	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Naked Juice LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	6.903%	299,250	281,295
Primary Products Finance LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 04/01/2029	7.709%	1,964,210	1,919,191
Triton Water Holdings, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	7.174%	1,365,280	1,256,057
United Natural Foods, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.250% 10/22/2025	7.451%	1,040,988	1,034,981
Total			6,157,618
Gaming 0.3%
Caesars Resort Collection LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	6.821%	2,814,205	2,792,845
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	7.571%	560,556	556,189
CBAC Borrower LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	5.296%	1,494,924	1,457,282
Entain PLC(b),(n),(o)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/31/2029	3.500%	420,918	415,972
Fertitta Entertainment LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	8.086%	1,643,544	1,565,098
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flutter Entertainment PLC(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 07/21/2026	5.892%	2,417,368	2,384,468
HRNI Holdings LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 12/11/2028	8.321%	3,142,758	3,040,618
PCI Gaming Authority(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	6.571%	1,688,266	1,665,053
Scientific Games Holdings LP(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/04/2029	7.097%	1,243,670	1,186,150
Scientific Games International, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	6.896%	1,335,200	1,307,494
Star Group Holdings BV(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 3.500% 07/22/2028	7.011%	425,822	422,390
Total			16,793,559
Health Care 0.2%
CHG Healthcare Services, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 09/29/2028	7.321%	980,000	959,528
Element Materials Technology Group US Holdings, Inc.(b),(n)
Delayed Draw Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/22/2029	7.904%	382,986	375,009
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/22/2029	7.903%	829,804	812,519

Columbia Strategic Income Fund | First Quarter Report 2022	27

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Envision Healthcare Corp.(b),(n)
Term Loan
1-month Term SOFR + 3.750% 03/31/2027	7.494%	316,601	70,706
1-month Term SOFR + 4.250% 03/31/2027	7.994%	673,196	201,959
1-month Term SOFR + 7.875% 03/31/2027	12.010%	113,776	101,545
ICON PLC(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 07/03/2028	5.938%	1,549,490	1,540,859
3-month USD LIBOR + 2.250% 07/03/2028	5.938%	386,056	383,906
Medline Borrower LP(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	7.321%	1,911,714	1,813,471
National Mentor Holdings, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	7.609%	1,929,204	1,362,771
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	7.430%	62,745	44,322
Owens & Minor, Inc.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/29/2029	7.902%	627,583	624,445
Phoenix Guarantor, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	7.321%	957,304	908,242
Pluto Acquisition I, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.000% 06/22/2026	8.735%	928,711	687,246
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Radiology Partners, Inc.(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	8.281%	1,000,000	860,000
Total			10,746,528
Independent Energy 0.1%
Hamilton Projects Acquiror LLC(b),(n)
Term Loan
1-month USD LIBOR + 4.500% Floor 1.000% 06/17/2027	8.174%	1,118,317	1,098,679
Oryx Midstream Services Permian Basin LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/05/2028	7.924%	1,135,743	1,119,650
Parkway Generation LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 02/18/2029	5.250%	2,341,373	2,300,398
Tranche C Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 02/18/2029	8.951%	329,439	323,674
Total			4,842,401
Leisure 0.3%
Alterra Mountain Co.(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 08/17/2028	7.571%	2,395,837	2,359,899
Carnival Corp.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	6.127%	2,380,405	2,230,630
Crown Finance US, Inc.(b),(n),(p)
Debtor in Possession Term Loan
1-month Term SOFR + 10.000% Floor 1.000% 09/07/2023	13.896%	942,651	907,895

28	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Crown Finance US, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	4.000%	1,919,036	408,390
Formula 1 (Delta 2 SARL)(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/15/2030	7.044%	409,923	407,746
Life Time, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/16/2024	9.485%	1,170,727	1,162,239
NAI Entertainment Holdings LLC(b),(d),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	6.580%	2,019,184	1,918,225
UFC Holdings LLC(b),(n)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/29/2026	7.110%	2,703,131	2,653,961
William Morris Endeavor Entertainment LLC(b),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	6.830%	1,456,800	1,415,952
Total			13,464,937
Lodging 0.2%
Four Seasons Hotels Ltd.(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/30/2029	7.044%	514,864	513,901
Hilton Grand Vacations Borrower LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	7.071%	2,239,572	2,215,787
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Playa Hotels & Resorts(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 4.250% 11/23/2028	8.061%	1,277,158	1,238,448
Playa Resorts Holding BV(b),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 04/29/2024	6.820%	4,980,093	4,968,689
Total			8,936,825
Media and Entertainment 0.7%
AppLovin Corp.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 10/25/2028	6.674%	2,614,887	2,448,188
Cengage Learning, Inc.(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	1,963,142	1,799,219
Clear Channel Outdoor Holdings, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	7.914%	944,671	862,438
CMG Media Corp.(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% 12/17/2026	7.571%	1,076,910	998,834
Creative Artists Agency LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.750% 11/27/2026	7.821%	1,932,438	1,911,104
Tranche B2 Term Loan
1-month Term SOFR + 4.250% Floor 1.000% 11/27/2026	8.336%	380,452	374,745
Cumulus Media New Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/31/2026	7.821%	1,418,469	1,340,454

Columbia Strategic Income Fund | First Quarter Report 2022	29

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Sports Group LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 05/25/2026	11.894%	961,778	905,514
2nd Lien Term Loan
1-month Term SOFR + 3.250% 08/24/2026	7.144%	1,697,795	268,472
Dotdash Meredith, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	7.844%	1,883,407	1,629,147
E.W. Scripps Co. (The)(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	6.634%	2,935,729	2,850,593
Emerald Expositions Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	6.571%	1,626,868	1,572,986
Entravision Communications Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	6.821%	469,855	463,005
Gray Television, Inc.(b),(n)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	6.268%	1,701,415	1,651,223
iHeartCommunications, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	7.071%	1,108,872	1,037,394
Indy US Bidco LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.750% 03/06/2028	7.821%	1,990,958	1,739,600
Learfield Communications LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	7.330%	652,286	483,957
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lions Gate Capital Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	6.321%	1,479,509	1,421,557
NEP Group, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	7.321%	1,459,771	1,210,398
Nexstar Media, Inc.(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 09/18/2026	6.571%	1,211,134	1,200,282
Playtika Holding Corp.(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% 03/13/2028	6.821%	2,613,052	2,543,649
Pug LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	7.571%	1,615,494	1,381,247
Sinclair Television Group, Inc.(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	7.080%	1,237,301	1,160,935
Univision Communications, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 03/15/2026	7.321%	987,500	968,984
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2029	7.321%	1,243,750	1,207,470
1-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	7.790%	199,500	196,508
Total			33,627,903
Midstream 0.2%
AL GCX Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/17/2029	7.565%	1,173,600	1,161,278

30	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CQP Holdco LP(b),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 06/05/2028	7.424%	1,375,038	1,355,443
GIP III Stetson I LP(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	8.321%	1,396,598	1,360,636
ITT Holdings LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/10/2028	6.821%	1,550,740	1,531,355
Traverse Midstream Partners LLC(b),(n)
Term Loan
1-month Term SOFR + 4.250% Floor 1.000% 09/27/2024	8.405%	2,275,660	2,258,593
Total			7,667,305
Oil Field Services 0.0%
Lealand Finance Co. BV(b),(n)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	7.071%	8,649	5,406
3-month USD LIBOR + 1.000% 06/30/2025	5.071%	115,306	60,631
MRC Global, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	7.071%	1,030,859	1,010,241
Total			1,076,278
Other Financial Institutions 0.1%
FinCo I LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	6.571%	943,475	938,172
Freeport LNG Investments LLP(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/21/2028	7.743%	1,471,273	1,393,413
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IGT Holding IV AB(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 3.400% Floor 0.500% 03/31/2028	7.074%	1,336,217	1,306,152
Trans Union LLC(b),(n)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	6.321%	1,309,335	1,286,095
Total			4,923,832
Other Industry 0.1%
APi Group, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2026	6.571%	1,189,111	1,176,030
Hillman Group, Inc. (The)(b),(n),(o),(q)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	3.071%	421,603	407,691
Hillman Group, Inc. (The)(b),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	6.794%	1,743,987	1,686,436
Vericast Corp.(b),(n)
Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 06/16/2026	11.424%	461,257	332,395
WireCo WorldGroup, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 11/13/2028	8.938%	1,268,212	1,234,605
Total			4,837,157
Packaging 0.2%
Anchor Glass Container Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	6.532%	794,194	572,725

Columbia Strategic Income Fund | First Quarter Report 2022	31

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Charter Next Generation, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/01/2027	7.821%	2,162,487	2,104,036
Graham Packaging Co., Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/04/2027	7.071%	389,260	380,015
Mauser Packaging Solutions Holding Co.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	7.018%	973,958	944,136
Packaging Coordinators Midco, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/30/2027	7.174%	2,231,684	2,147,058
Pactiv Evergreen, Inc.(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 09/24/2028	7.321%	1,158,795	1,140,509
Tosca Services LLC(b),(d),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	7.701%	982,500	795,825
Twist Beauty International Holdings S.A.(b),(d),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/20/2024	6.424%	186,842	170,026
Total			8,254,330
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	5.518%	1,158,580	1,119,663
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jazz Pharmaceuticals PLC(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	7.571%	1,689,013	1,674,235
Organon & Co.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	6.188%	1,580,675	1,563,288
Sunshine Luxembourg VII SARL(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/01/2026	7.424%	2,124,874	2,015,315
Total			6,372,501
Property & Casualty 0.2%
Asurion LLC(b),(n)
Tranche B4 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/20/2029	9.321%	2,144,019	1,641,954
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	7.071%	928,838	889,167
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	7.321%	827,913	723,041
Hub International Ltd.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 04/25/2025	7.326%	2,460,190	2,411,700
Sedgwick Claims Management Services, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	7.321%	932,273	905,732

32	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 05/16/2024	6.424%	1,703,171	1,698,385
1-month USD LIBOR + 3.250% 12/02/2026	6.924%	979,878	962,906
Total			9,232,885
Restaurants 0.1%
1011778 BC ULC(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	5.900%	2,601,355	2,549,328
Carrols Restaurant Group, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/30/2026	7.230%	599,377	527,200
IRB Holding Corp.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 12/15/2027	6.894%	842,143	809,299
Whatabrands LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	7.321%	2,191,669	2,081,735
Total			5,967,562
Retailers 0.2%
Great Outdoors Group LLC(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/06/2028	7.821%	3,823,349	3,669,459
Harbor Freight Tools USA, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 10/19/2027	6.821%	1,440,232	1,364,923
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	7.820%	2,955,038	2,835,772
Total			7,870,154
Technology 1.9%
Ascend Learning LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	7.571%	1,902,805	1,797,618
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	9.821%	1,753,172	1,485,813
athenahealth Group, Inc.(b),(n),(o),(q)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	455,013	414,517
athenahealth Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	7.411%	2,677,866	2,439,536
Atlas CC Acquisition Corp.(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	8.985%	2,133,556	1,833,088
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	8.985%	433,944	372,831
Avaya, Inc.(b),(d),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	8.123%	1,843,084	866,250
Avaya, Inc.(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 4.000% 12/15/2027	7.873%	1,511,557	710,432

Columbia Strategic Income Fund | First Quarter Report 2022	33

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Camelot U.S. Acquisition 1 Co.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% 10/30/2026	7.071%	1,189,079	1,167,378
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	7.071%	920,981	905,150
Central Parent, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 07/06/2029	8.112%	479,059	472,907
Cloudera, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/08/2028	7.821%	1,559,496	1,472,757
Coherent Corp.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/02/2029	6.586%	991,721	979,949
CommScope, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	7.321%	2,867,249	2,751,670
CoreLogic, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	7.625%	1,972,538	1,622,412
Cornerstone OnDemand, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	7.821%	1,501,472	1,340,814
Cyxtera DC Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	7.360%	933,686	818,142
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dawn Acquisition LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	7.424%	2,796,616	1,882,486
DCert Buyer, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.000% 10/16/2026	8.696%	2,575,988	2,473,876
Dun & Bradstreet Corp. (The)(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	7.294%	1,944,447	1,916,252
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 01/18/2029	7.305%	493,693	485,670
Endurance International Group Holdings, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	7.347%	1,614,423	1,461,053
Entegris, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/06/2029	6.110%	558,131	552,934
Everi Holdings, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.500% 08/03/2028	6.571%	1,869,221	1,846,435
Evertec Group LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	7.571%	1,856,204	1,849,243
GoTo Group, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	8.766%	2,451,219	1,567,751
Idemia Group SAS(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 01/10/2026	8.174%	1,771,998	1,709,978

34	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Idera, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	7.500%	1,218,362	1,151,864
Informatica LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.750% 10/27/2028	6.875%	2,263,646	2,214,977
Ingram Micro, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/30/2028	7.174%	1,774,542	1,746,256
ION Trading Finance Ltd.(b),(n)
Term Loan
1-month USD LIBOR + 4.750% 04/01/2028	8.424%	921,950	880,462
Loyalty Ventures, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	8.571%	1,735,760	685,625
Lummus Technology Holdings V LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	7.571%	1,872,180	1,794,166
MA FinanceCo LLC(b),(n)
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	7.418%	1,538,623	1,527,084
McAfee Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/01/2029	7.636%	1,797,346	1,704,118
Misys Ltd.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.871%	2,072,955	1,871,319
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mitchell International, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/15/2028	8.415%	1,150,316	1,073,716
Mitnick Corporate Purchaser, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	8.944%	792,081	750,497
MKS Instruments, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/17/2029	6.761%	1,178,798	1,148,350
Monotype Imaging Holdings, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 10/09/2026	8.674%	1,429,312	1,367,380
Natel Engineering Co., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 6.250% Floor 1.000% 04/30/2026	10.420%	2,468,310	2,281,138
NCR Corp.(b),(n)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	6.920%	1,452,018	1,404,828
NortonLifeLock, Inc.(b),(n)
Tranche B Term Loan
SOFR + 2.000% Floor 0.500% 09/12/2029	6.186%	1,855,248	1,822,002
Open Text Corp.(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 11/16/2029	7.307%	1,383,490	1,342,566
Peraton Corp.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	7.821%	1,604,487	1,564,375

Columbia Strategic Income Fund | First Quarter Report 2022	35

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pitney Bowes, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 03/17/2028	8.080%	1,236,216	1,090,961
Presidio Holdings, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% 01/22/2027	7.906%	1,716,147	1,692,549
Proofpoint, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	7.985%	1,985,000	1,907,466
Rackspace Technology Global, Inc.(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	7.380%	1,221,301	817,429
Riverbed Technology LLC(b),(n)
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/07/2026	10.540%	1,638,026	655,211
Sabre GLBL, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	8.436%	215,545	200,457
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	7.571%	629,738	579,756
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	7.571%	1,003,840	924,165
Seattle SpinCo, Inc.(b),(d),(n)
Tranche B1 Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/26/2027	8.011%	673,786	661,995
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sitel Group(b),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 08/28/2028	7.830%	281,130	278,201
Sophia LP(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 10/07/2027	7.174%	2,161,665	2,080,062
Sovos Compliance LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	8.571%	796,809	775,064
SS&C Technologies Holdings, Inc.(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	5.821%	178,680	175,255
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	5.821%	149,286	146,424
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	5.821%	1,369,792	1,343,163
Tempo Acquisition LLC(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.086%	2,630,183	2,607,169
TIBCO Software, Inc.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 03/30/2029	8.153%	976,520	885,147
TTM Technologies, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	6.268%	949,828	943,493

36	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	7.821%	1,940,000	1,887,465
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	6.998%	965,219	931,031
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	8.998%	1,147,411	1,049,881
Ultra Clean Holdings, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.750% 08/27/2025	7.821%	1,447,828	1,433,958
Veritas US, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 09/01/2025	8.674%	1,302,959	934,404
Verscend Holdings Corp.(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 08/27/2025	8.071%	2,473,677	2,452,923
Virtusa Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/15/2029	7.936%	1,712,953	1,659,955
Xperi Holding Corp.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 06/08/2028	7.571%	2,314,972	2,233,948
Total			93,875,197
Transportation Services 0.0%
First Student Bidco, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	6.642%	905,337	849,605
1-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	7.653%	757,562	727,259
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	6.642%	336,710	315,982
1-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	7.653%	52,608	50,504
Total			1,943,350
Wireless 0.1%
Numericable US LLC(b),(n)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	7.165%	1,908,812	1,827,688
SBA Senior Finance II LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	5.830%	1,419,470	1,409,533
Total			3,237,221
Wirelines 0.0%
Zayo Group Holdings, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	7.071%	1,252,138	940,957
Total Senior Loans (Cost $402,168,117)			373,774,264

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
10/20/2026	1.140%	2,000,000	1,769,996
11/30/2026	1.540%	2,500,000	2,234,171
Total U.S. Government & Agency Obligations (Cost $4,500,000)			4,004,167

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Corp.(d),(f)	11,272	157,808

Columbia Strategic Income Fund | First Quarter Report 2022	37

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Warrants (continued)
Issuer	Shares	Value ($)
Entertainment 0.0%
Cineworld Finance US, Inc.(d),(f)	281,073	14,054
Total Communication Services		171,862
Total Warrants (Cost $101,031)		171,862

Options Purchased Calls 0.4%
Value ($)
(Cost $45,777,738)	18,919,559
Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(r),(s)	201,862,230	201,781,485
Total Money Market Funds (Cost $201,743,304)		201,781,485
Total Investments in Securities (Cost: $6,794,744,479)		6,253,762,609
Other Assets & Liabilities, Net		(1,249,650,887)
Net Assets		5,004,111,722

At November 30, 2022, securities and/or cash totaling $83,123,856 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,610,139 USD	129,527,000 MXN	Citi	12/16/2022	86,154	—
49,852,000 EUR	50,126,685 USD	UBS	12/16/2022	—	(1,817,936)
Total				86,154	(1,817,936)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	847	03/2023	USD	107,569,000	1,415,744	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(1,142)	12/2022	EUR	(137,074,260)	2,922,705	—
Euro-Bund	(1,134)	12/2022	EUR	(159,757,920)	—	(2,864,186)
Japanese 10-Year Government Bond	(348)	12/2022	JPY	(51,754,560,000)	—	(800,692)
U.S. Treasury 10-Year Note	(511)	03/2023	USD	(57,998,500)	—	(460,338)
U.S. Treasury 2-Year Note	(4,145)	03/2023	USD	(851,214,614)	—	(2,276,210)
U.S. Treasury 5-Year Note	(1,529)	03/2023	USD	(166,004,009)	—	(1,006,921)
U.S. Treasury Ultra Bond	(300)	03/2023	USD	(40,884,375)	282,650	—
Total					3,205,355	(7,408,347)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	160,690,000	160,690,000	2.25	04/27/2023	3,856,560	449,836
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	321,500,000	321,500,000	2.50	05/12/2023	9,612,850	1,901,029
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	216,840,000	216,840,000	2.25	05/26/2023	4,445,220	866,406
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	323,100,000	323,100,000	2.75	06/26/2023	10,492,673	4,132,966
38	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	232,880,000	232,880,000	3.30	11/14/2023	7,452,160	9,668,293
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	321,500,000	321,500,000	2.50	05/12/2023	9,918,275	1,901,029
Total							45,777,738	18,919,559

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(250,000,000)	(250,000,000)	3.60	01/05/2023	(4,000,000)	(1,594,675)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(261,060,000)	(261,060,000)	3.75	12/29/2022	(3,915,900)	(783,963)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(213,100,000)	(213,100,000)	3.90	01/27/2023	(3,995,625)	(841,532)
Total							(11,911,525)	(3,220,170)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	(2,374,580)	—	—	—	(2,374,580)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives at Maturity, Pays at Maturity	Morgan Stanley	01/21/2026	MXN	211,000,000	(925,854)	—	—	—	(925,854)
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	15,644,336	—	—	15,644,336	—
Total							12,343,902	—	—	15,644,336	(3,300,434)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	631,567	(2,200)	678,036	—	—	(48,669)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	631,567	(2,200)	149,905	—	479,462	—
Total							1,263,134	(4,400)	827,941	—	479,462	(48,669)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	626,384,000	(44,567,343)	—	—	—	(44,567,343)

Columbia Strategic Income Fund | First Quarter Report 2022	39

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.821	USD	11,500,000	(2,032,266)	5,750	—	(2,514,673)	488,157	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.821	USD	18,000,000	(3,180,939)	9,000	—	(2,159,554)	—	(1,012,385)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	8.821	USD	7,000,000	(1,237,032)	3,500	—	(790,656)	—	(442,876)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.821	USD	9,500,000	(1,678,828)	4,750	—	(2,057,200)	383,122	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.821	USD	9,500,000	(1,678,828)	4,750	—	(1,593,576)	—	(80,502)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.821	USD	10,000,000	(1,767,188)	5,000	—	(1,615,282)	—	(146,906)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.821	USD	7,500,000	(1,325,391)	3,750	—	(1,172,336)	—	(149,305)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.821	USD	12,000,000	(2,120,626)	6,000	—	(2,351,784)	237,158	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.821	USD	15,000,000	(2,650,782)	7,500	—	(2,422,923)	—	(220,359)
Total								(17,671,880)	50,000	—	(16,677,984)	1,108,437	(2,052,333)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	10.294%
3-Month USD LIBOR	London Interbank Offered Rate	4.779%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2022, the total value of these securities amounted to $2,627,452,344, which represents 52.51% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2022.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $54,118,526, which represents 1.08% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2022.
(f)	Non-income producing investment.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
40	Columbia Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2022.
(j)	Represents a security in default.
(k)	Represents a security purchased on a when-issued basis.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	The stated interest rate represents the weighted average interest rate at November 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	Represents a security purchased on a forward commitment basis.
(p)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(q)	At November 30, 2022, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth Group, Inc. Delayed Draw Term Loan 02/15/2029 3.500%	455,013
Hillman Group, Inc. (The) Delayed Draw Term Loan 07/14/2028 3.071%	388,186

(r)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(s)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	336,082,546	409,988,361	(544,292,374)	2,952	201,781,485	15,550	1,952,455	201,862,230
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic Income Fund | First Quarter Report 2022	41

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT232_08_N01_(01/23)